Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Employee benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Statement [Abstract]
Wages and salaries	€ 12,451	€ 11,367	€ 8,684
Social security contribution	2,329	2,016	1,763
Equity-settled share-based payments	4,091	1,166	991
Termination benefits	283	430	765
Other employee benefits	786	447	64
Total employee benefits expenses	€ 19,940	€ 15,426	€ 12,267